Description of the Business and Segment Information - Financial Information by Operating Segments (Detail) - USD ($) $ in Millions		3 Months Ended																12 Months Ended
		Sep. 29, 2018		Jun. 30, 2018		Mar. 31, 2018		Dec. 30, 2017		Sep. 30, 2017		Jul. 01, 2017		Apr. 01, 2017		Dec. 31, 2016		Sep. 29, 2018		Sep. 30, 2017		Oct. 01, 2016
Segment Reporting Information [Line Items]
Revenues		$ 14,307		$ 15,228		$ 14,548		$ 15,351		$ 12,779		$ 14,238		$ 13,336		$ 14,784		$ 59,434		$ 55,137		$ 55,632
Segment operating income		3,277	[1]	$ 4,189	[1]	$ 4,237	[1]	$ 3,986	[1]	2,812	[1]	$ 4,011	[1]	$ 3,996	[1]	$ 3,956	[1]	15,689	[2]	14,775	[2]	15,721	[2]
Corporate and unallocated shared expenses																		(744)		(582)		(640)
Restructuring and impairment charges																		(33)		(98)		(156)
Other income, net																		601		78		0
Interest expense, net																		(574)		(385)		(260)
Vice Gain																		0		0		332	[2]
Business Exit Costs																		0		0		(129)	[3]
Equity Method Investment, Other than Temporary Impairment																		(210)	[2]	0		0
Income before income taxes																		14,729		13,788		14,868
Capital expenditures																		4,465		3,623		4,773
Depreciation expense																		2,758		2,586		2,320
Amortization of intangible assets																		253		196		207
Identifiable assets	[4]	98,598								95,789								98,598		95,789
Goodwill, Not Allocated, Amount	[4],[5]	31,269								31,426								31,269		31,426
Affiliate Fees																		13,279		12,659		12,259
Advertising																		7,904		8,237		8,649
Retail merchandise, food and beverage																		6,923		6,433		6,116
Long-lived assets	[6]	79,426								77,774								79,426		77,774
United States and Canada
Segment Reporting Information [Line Items]
Revenues																		45,038		41,881		42,616
Segment operating income																		11,396		10,962		12,139
Long-lived assets	[6]	65,245								61,215								65,245		61,215
Europe
Segment Reporting Information [Line Items]
Revenues																		7,026		6,541		6,714
Segment operating income																		1,922		1,812		1,815
Long-lived assets	[6]	6,275								8,208								6,275		8,208
Asia Pacific
Segment Reporting Information [Line Items]
Revenues																		5,531		5,075		4,582
Segment operating income																		1,869		1,626		1,324
Long-lived assets	[6]	7,775								8,196								7,775		8,196
Latin America and Other
Segment Reporting Information [Line Items]
Revenues																		1,839		1,640		1,720
Segment operating income																		502		375		443
Long-lived assets	[6]	131								155								131		155
Media Networks
Segment Reporting Information [Line Items]
Revenues																		21,922		21,299		21,326
Segment operating income																		7,338		7,196		7,804
Depreciation expense																		199		206		217
Amortization of intangible assets																		0		0		2
Identifiable assets	[4]	14,216								13,660								14,216		13,660
Media Networks | Cable
Segment Reporting Information [Line Items]
Capital expenditures																		96		64		81
Media Networks | Broadcasting
Segment Reporting Information [Line Items]
Capital expenditures																		107		67		73
Parks, Experiences & Consumer Products
Segment Reporting Information [Line Items]
Revenues																		24,701		23,024		22,258
Segment operating income																		6,095		5,487		5,198
Amortization of intangible assets																		110		111		107
Identifiable assets	[4]	34,684								33,755								34,684		33,755
Parks, Experiences & Consumer Products | Domestic
Segment Reporting Information [Line Items]
Capital expenditures																		3,223		2,392		2,215
Depreciation expense																		1,449				1,314
Parks, Experiences & Consumer Products | International
Segment Reporting Information [Line Items]
Capital expenditures																		677		827		2,053
Depreciation expense																		768		679		468
Parks, Experiences & Consumer Products | Intersegment
Segment Reporting Information [Line Items]
Revenues																		(556)		(492)		(740)
Parks, Experiences & Consumer Products | Third Parties [Member]
Segment Reporting Information [Line Items]
Revenues																		25,257		23,516		22,998
Studio Entertainment
Segment Reporting Information [Line Items]
Revenues																		10,065		8,352		9,369
Segment operating income																		3,004		2,363		2,767
Capital expenditures																		96		85		86
Depreciation expense																		55		50		46
Amortization of intangible assets																		64		65		74
Identifiable assets	[4]	10,197								9,672								10,197		9,672
Studio Entertainment | Intersegment
Segment Reporting Information [Line Items]
Revenues																		556		492		740
Studio Entertainment | Third Parties [Member]
Segment Reporting Information [Line Items]
Revenues																		9,509		7,860		8,629
Direct-to-Consumer & International
Segment Reporting Information [Line Items]
Revenues																		3,414		3,075		3,306
Segment operating income																		(738)		(284)		(38)
Capital expenditures																		107		30		65
Depreciation expense																		106		74		61
Amortization of intangible assets																		79		20		24
Identifiable assets	[4]	3,558								4,083								3,558		4,083
Eliminations
Segment Reporting Information [Line Items]
Revenues	[7]																	(668)		(613)		(627)
Segment operating income	[7]																	(10)		13		(10)
Identifiable assets	[4]	(303)								(282)								(303)		(282)
Corporate
Segment Reporting Information [Line Items]
Capital expenditures																		159		158		200
Depreciation expense																		181		206		214
Identifiable assets	[4],[8]	$ 4,977								$ 3,475								4,977		3,475
Parks and Resorts
Segment Reporting Information [Line Items]
Theme park admissions																		$ 7,183		6,502		$ 5,900
Parks and Resorts | Domestic
Segment Reporting Information [Line Items]
Depreciation expense																				$ 1,371

[1]	Segment operating results reflect earnings before the corporate and unallocated shared expenses, restructuring and impairment charges, other income, net, interest expense, net, income taxes and noncontrolling interests.
[2]	Equity in the income of investees included in segment operating income is as follows: 2018 2017 2016Media Networks$711 $766 $779Parks, Experiences and Consumer Products(23) (25) (3)Direct-to-Consumer & International(580) (421) (182)Equity in the income of investees included in segment operating income108 320 594Impairment of equity investments: Vice(157) — —Villages Nature(53) — —Vice Gain— — 332Equity in the income (loss) of investees, net$(102) $320 $926During fiscal 2018, the Company recorded impairments of Vice and Villages Nature equity method investments. During fiscal 2016, the Company recognized its share of a net gain recorded by A+E, a joint venture owned 50% by the Company, in connection with A+E’s acquisition of an interest in Vice (Vice Gain). These items were recorded in “Equity in the income (loss) of investees, net” in the Consolidated Statement of Income but were not included in segment operating income.
[3]	In fiscal 2016, the Company discontinued its Infinity console game business, which is reported in the Parks, Experiences & Consumer Products segment, and recorded a charge (Infinity Charge) primarily to write down inventory. The charge also included severance and other asset impairments. The charge was reported in “Cost of products” in the Consolidated Statement of Income.
[4]	Equity method investments included in identifiable assets by segment are as follows: 2018 2017Media Networks$2,430 $2,505Parks, Experiences & Consumer Products1 70Studio Entertainment1 1Direct-to-Consumer & International320 493Corporate16 18 $2,768 $3,087Intangible assets included in identifiable assets by segment are as follows: 2018 2017Media Networks$1,546 $1,547Parks, Experiences & Consumer Products3,167 3,277Studio Entertainment1,479 1,543Direct-to-Consumer & International490 498Corporate130 130 $6,812 $6,995
[5]	See Note 3 for goodwill by segment.
[6]	Long-lived assets are total assets less the following: current assets, long-term receivables, deferred taxes, financial investments and derivatives.
[7]	Intersegment content transaction are as follows: 2018 2017 2016Revenues Studio Entertainment: Content transactions with Media Networks$(169) $(137) $(159)Content transactions with Direct-to-Consumer & International(28) (22) (11)Media Networks: Content transactions with Direct-to-Consumer & International(471) (454) (457)Total$(668) $(613) $(627) Operating Income Studio Entertainment: Content transactions with Media Networks$(8) $15 $(10)Media Networks: Content transactions with Direct-to-Consumer & International(2) (2) —Total$(10) $13 $(10)
[8]	Primarily fixed assets and cash and cash equivalents.